Taxes (Details Textual) - USD ($)			12 Months Ended
	Dec. 07, 2017	Feb. 09, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%	25.00%	25.00%
Deferred Tax Assets, Valuation Allowance			$ 2,389,719	$ 1,682,706
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			707,013	1,212,303	$ 73,516
Income Tax Holiday, decreased foreign taxes			$ 158,424	$ 899,503	$ 906,131
Tax Holidays Benefit On Net Income Per Share		$ 0.03	$ 0.01		$ 0.03
Shangchi Automobile [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%
Tantech Bamboo [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				15.00%
Tantech Energy [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			15.00%